INCOME TAXES (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
Income Tax Disclosure [Abstract]
SCHEDULE OF RECONCILES INCOME TAXES

The following table reconciles income taxes based on the U.S. statutory tax rate to the Company’s income tax expense:

	For the three months ended
	March 31, 2025	March 31, 2024
Loss before income tax	$(384,883)	$(182,275)
Statutory tax rate	30.8%	30.8%
Tax at the domestic income tax rate	(118,543)	(56,139)

Tax effect of tax losses not recognized	114,578	52,254
State franchise tax	(5,298)	-
Non-deductible expenses	161	661
Difference in state tax rate	3,804	3,224
Total income tax expense	$(5,298)	$-

AETHER HOLDINGS, INC.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(Unaudited)

NOTE 12 — INCOME TAXES (continued)

The following table reconciles income taxes based on the U.S. statutory tax rate to the Company’s income tax expense (continued):

	For the six months ended
	March 31, 2025	March 31, 2024
Income (Loss) before income tax	$(707,082)	$(276,214)
Statutory tax rate	30.8%	30.8%
Tax at the domestic income tax rate	(217,782)	(85,074)

Tax effect of tax losses not recognized	210,103	79,247
State franchise tax	(5,298)	-
Non-deductible expenses	376	823
Difference in state tax rate	7,303	5,004
Total income tax expense	$(5,298)	$-

The following table reconciles income taxes based on the U.S. statutory tax rate to the Company’s income tax expense:

	September 30, 2024	September 30, 2023
Loss before income tax	$(939,436)	$(295,747)
Statutory tax rate	30.8%	30.8%
Tax at the domestic income tax rate	(289,346)	(91,089)

State minimum fee	240	690
Tax effect of tax losses not recognized	275,735	87,262
Non-deductible expenses	1,387	2,028
Difference in state tax rate	11,984	1,109
Total income tax benefit	$-	$-

SCHEDULE OF DEFERRED INCOME TAX ASSETS AND LIABILITIES

Significant components of deferred income tax assets and liabilities were as follows:

	March 31, 2025	September 30, 2024
Tax Loss Carryforward	$577,631	$367,528
Valuation allowance for deferred tax assets	(577,631)	(367,528)
Total deferred income tax assets (liabilities)	$-	$-

Significant components of deferred income tax assets and liabilities were as follows:

	September 30, 2024	September 30, 2023
Tax Loss Carryforward	$367,528	$91,793
Valuation allowance for deferred tax assets	(367,528)	(91,793)
Total deferred income tax assets (liabilities)	$-	$-